INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

8. INTANGIBLE ASSETS

Intangible assets consist of the following:

As of:	March 31, 2023	December 31, 2022
Website development costs	$179,461	$178,918
Less: accumulated amortization	(63,688)	(47,342)
Intangible assets	$115,773	$131,576

The Company recognized amortization expense of $16,214 related to its website development costs for the three months ended March 31, 2023. There was no amortization expense recognized during the three months ended March 31, 2022.

8.	INTANGIBLE ASSETS

Intangible assets consist of the following:

As of:	December 31, 2022	December 31, 2021
Website development costs	$178,918	$189,956
Less: accumulated amortization	(47,342)	-
Intangible assets, net	$131,576	$189,956

As of December 31, 2022, the Company has completed the development and design of its website. As such, the Company recognized amortization expense of $49,411 related to its website development costs for the year ended December 31, 2022. There was no amortization expense recognized during the period ended December 31, 2021.